Income tax / (expense) (Tables)	6 Months Ended
Jun. 30, 2026
Income Tax [Abstract]
Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
Summary of related offset deferred tax :

(in thousands of euro)	June 30, 2026	June 30, 2025

Deferred tax assets / Tax losses carryforwards	8,539	9,570
Deferred tax assets / Provision for defined benefit obligation	488	667
Deferred tax assets / Others	20	27
Deferred Tax assets	9,047	10,264
Deferred tax liabilities / Deferred revenue	8,493	9,653
Deferred tax liabilities / Lease contract (IFRS 16 application)	429	472
Deferred tax assets / Tax amortization	100	133
Deferred tax liabilities / Other	25	6
Deferred Tax liabilities	9,047	10,264
Accordingly, net deferred tax assets not recognized are :

(in thousands of euro)	June 30, 2025	June 30, 2024

Deferred tax assets / Tax losses carryforwards - France	139,570	124,620
Deferred tax assets / Tax losses carry forwards - US	2,882	2,466
Deferred Tax assets / Tax losses carryforwards	142,452	127,086